Prepaid Expenses and Other Current Assets	9 Months Ended
Sep. 30, 2020
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Abstract]
Prepaid Expenses and Other Current Assets

4. Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consist of the following (in thousands):

	AS OF DECEMBER 31, 2019	AS OF SEPTEMBER 30, 2020
Research and development	$387	$174
Prepaid insurance	280	1,151
Other	963	434
Total	$1,630	$1,759